Restructuring charges - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 31,143	$ 31,105	$ 18,089
Restructuring reserve	6,022	$ 10,311	$ 4,675
2021 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Restructuring charges	31,100
Severance costs	2,700
Other restructuring costs	24,500
Fixed asset impairment	4,000
Lease Liability
Restructuring Cost and Reserve [Line Items]
Restructuring reserve	1,400
Restructuring reserve, current	900
Restructuring reserve, noncurrent	500
Workforce reductions
Restructuring Cost and Reserve [Line Items]
Restructuring reserve	$ 4,600